Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Contingencies [Abstract]
Contingencies

Note 10. Contingencies

Indemnification Arrangements

We enter into standard indemnification arrangements in our ordinary course of business. Pursuant to these arrangements, we indemnify, hold harmless, and agree to reimburse the indemnified parties for losses suffered or incurred by the indemnified parties (generally our business partners or customers) in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third-party with respect to our products. The term of these indemnification agreements is generally perpetual any time after the execution of the agreement. The maximum potential amount of future payments we could be required to make under these agreements is not determinable. We have never incurred costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, we believe the estimated fair value of these agreements is minimal.

We have entered into indemnification agreements with our directors and officers that may require us to indemnify our directors and officers against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of a culpable nature. These agreements also require us to advance their expenses incurred as a result of any proceeding against them as to which they could be indemnified and to make good faith determination whether or not it is practicable for us to obtain directors and officers insurance. We currently have directors and officers liability insurance.

Legal Proceedings

From time to time, we may be involved in legal proceedings arising in the ordinary course of business. In general, management believes that ordinary course of business matters will not have a material adverse effect on our consolidated financial position or results of operations and are adequately covered by our liability insurance. However, it is possible that condensed consolidated cash flows or results of operations could be materially affected in any particular period by the unfavorable resolution of one of more of these contingencies or because of the diversion of management’s attention and the incurrence of significant expenses.

See Part II, Item 1, Legal Proceedings, in this Form 10-Q for additional details on the status of motions on the following proceedings.

BV Advisory v. QCi Breach Lawsuit

At the time of the QPhoton Merger in June 2022, QPhoton had an outstanding balance of principal and interest due to BV Advisory Partners, LLC (“BV Advisory”) based on a Note Purchase Agreement that QPhoton had entered into with BV Advisory on March 1, 2021. Accordingly, the Company has recorded an estimated payable (the “BV Advisory Payable”), recognized as other current liabilities on the unaudited condensed consolidated financial statements, based on best available information in the amount of $536 thousand as of September 30, 2024 and December 31, 2023.

On August 16, 2022, BV Advisory filed a complaint in the Court of Chancery of the State of Delaware (the “DE Chancery Court”) naming the Company and certain of its directors and officers (among others) as defendants seeking, among other relief, monetary damages. The Company believes that BV Advisory’s claims have no merit and intends to defend itself vigorously. BV Advisory’s claims are not covered by the Company’s liability insurance, nor does the Company believe it is necessary to accrue an amount in addition to the BV Advisory Payable at this time.

BV Advisory v. QCi Appraisal Action

BV Advisory was purportedly a shareholder of QPhoton, Inc., the predecessor in interest to QPhoton, LLC, a wholly owned subsidiary of the Company (both referred to as “QPhoton” in this Legal Proceedings discussion). BV Advisory rejected the Merger Consideration (as defined below) and on October 13, 2022, commenced litigation by filing a petition in the DE Chancery Court seeking appraisal rights on the shares of QPhoton it allegedly owned (which shares represented 10% of the shares of QPhoton outstanding immediately prior to the Company’s acquisition of QPhoton). The Company included BV Advisory’s purported ownership of QPhoton in the purchase price accounting for the QPhoton Merger.

The Company’s total purchase price of QPhoton was approximately $71.0 million, or $69.9 million net of cash acquired, consisting of Company common stock, Series B Preferred Stock and QPhoton Warrants (as defined below). While the total shares of the Company’s common stock on an as-converted basis offered in the QPhoton Merger was 36,600,823 (the “Merger Consideration”), the fair market valuation contemplated 31,299,417 of the shares, which assumed full conversion of the 2,377,028 shares of Series B Preferred Stock to common stock at the 10:1 ratio, and that only 1,726,931 of the warrants to purchase up to 7,028,337 shares of the Company’s common stock (the “QPhoton Warrants”) would eventually be exercised (specifically only the QPhoton Warrants for which the associated Company options and/or warrants had an exercise price at or below $2.27 at the time of the QPhoton Merger).

Accordingly, as of September 30, 2024 and 2023, the Company has neither issued 2,957,251 shares of the Company’s common stock on an as converted basis (the “Unissued QPhoton Shares”) nor 702,834 warrants to purchase shares of the Company’s common stock (the “Unissued QPhoton Warrants”) that were included in the Merger Consideration. The Unissued QPhoton Shares are included in the statement of stockholder’s equity as additional paid in capital as of as of September 30, 2024 and 2023, and the Unissued QPhoton Warrants have no carrying value as a liability on the Company’s condensed consolidated balance sheet as of September 30, 2024.

Note 9 – Contingencies

Indemnification Arrangements

We enter into standard indemnification arrangements in our ordinary course of business. Pursuant to these arrangements, we indemnify, hold harmless, and agree to reimburse the indemnified parties for losses suffered or incurred by the indemnified parties (generally our business partners or customers) in connection with any trade secret, copyright, patent or other intellectual property infringement claim by any third-party with respect to our products. The term of these indemnification agreements is generally perpetual any time after the execution of the agreement. The maximum potential amount of future payments we could be required to make under these agreements is not determinable. We have never incurred costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, we believe the estimated fair value of these agreements is minimal.

We have entered into indemnification agreements with our directors and officers that may require us to indemnify our directors and officers against liabilities that may arise by reason of their status or service as directors or officers, other than liabilities arising from willful misconduct of a culpable nature. These agreements also require us to advance their expenses incurred as a result of any proceeding against them as to which they could be indemnified and to make good faith determination whether or not it is practicable for us to obtain directors and officers insurance. We currently have directors and officers liability insurance.

Legal Proceedings

From time to time, we may be involved in legal proceedings arising in the ordinary course of business. In general, management believes that ordinary course of business matters will not have a material adverse effect on our financial position or results of operations and are adequately covered by our liability insurance. However, it is possible that consolidated cash flows or results of operations could be materially affected in any particular period by the unfavorable resolution of one of more of these contingencies or because of the diversion of management’s attention and the incurrence of significant expenses.

As part of our business combination with QPhoton in June 2022, we acquired a payable to BV Advisory Partners, LLC (“BV Advisory”). On March 1, 2021, QPhoton entered into a Note Purchase Agreement with BV Advisory. Under the Note Purchase Agreement, on March 1, 2021, March 23, 2021 and July 9, 2021, BV Advisory purchased convertible promissory notes from QPhoton for $200 thousand, $150 thousand, and $150 thousand, respectively, for a total of $501 thousand (the “BV Notes”), which is included in Other Current Liabilities as of December 31 2023 and 2022. The BV Notes all bore interest at a rate of 6% per annum and matured two years from the grant date. However, QPhoton only received approximately $375 thousand in cash proceeds as $125 thousand was paid by BV Advisory directly to The Trustees of the Stevens Institute of Technology (“Stevens Institute”) on behalf of QPhoton to satisfy QPhoton’s obligations to reimburse costs incurred under the terms of their patent license agreement with the Stevens Institute.

On June 16, 2022, QPhoton tendered a cashier’s check to BV Advisory in the amount of $535,684, representing the full principal balance of the BV Notes and accrued interest through June 16, 2022. On July 14, 2022 BV Advisory returned the cashier’s check and disputed the calculation of the amount paid to settle the BV Notes. The BV Notes and accrued interest are recorded as short-term liabilities. On August 15, 2022, BV Advisory filed a complaint in the Court of Chancery of the State of Delaware naming the Company and certain of its directors and officers (among others) as defendants. BV Advisory Partners, LLC v. Quantum Computing Inc., et al., C.A. No. 2022-0719-VCG (Del. Ch.). BV Advisory seeks, among other relief, monetary damages for an alleged breach of the Note Purchase Agreement between BV Advisory and QPhoton, Inc., the predecessor in interest to QPhoton, LLC, as well as monetary damages for breach of an alleged binding letter of intent among Barksdale Global Holdings, LLC, Inference Ventures, LLC and QPhoton, Inc. The Company believes that BV Advisory’s claims have no merit and intends to defend itself vigorously. The Company filed a motion to dismiss the complaint in December 2022, and in March 2023 Plaintiff filed a second amended complaint. The Company filed a motion to dismiss the second amended complaint, oral argument was held on October 11, 2023 and at this time that motion is pending before the Court. BV Advisory’s claims are not covered by the Company’s liability insurance. The Company does not believe it is necessary to accrue an amount in addition to the principal and interest on the BV Notes at this time.